INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Summarized income statement
Operating revenue	$ 8,863	$ 9,086		$ 9,474
Profit / (loss) before tax	1,181	(248)		328
Income tax expense	(498)	(369)		(472)
Profit / (loss) for the period	683	362	[1]	(534)
Total comprehensive income / (loss)	739	(525)	[1]	(1,190)
Attributed to NCIs	6	(387)	[1]	(109)
Kar-Tel
Summarized income statement
Operating revenue	461	410		348
Operating expenses	(319)	(319)		(296)
Other (expenses) / income	(6)	6		(7)
Profit / (loss) before tax	136	97		45
Income tax expense	(29)	(20)		(13)
Profit / (loss) for the period	107	77		32
Total comprehensive income / (loss)	107	77		32
Attributed to NCIs	27	19		8
Sky Mobile
Summarized income statement
Operating revenue	63	81		108
Operating expenses	(150)	(144)		(97)
Other (expenses) / income	(1)	0		(2)
Profit / (loss) before tax	(88)	(63)		9
Income tax expense	0	(1)		(4)
Profit / (loss) for the period	(88)	(64)		5
Total comprehensive income / (loss)	(88)	(64)		5
Attributed to NCIs	(44)	(32)		3
GTH
Summarized income statement
Operating revenue	2,051	2,828		3,015
Operating expenses	(1,595)	(2,810)		(2,421)
Other (expenses) / income	947	(377)		(450)
Profit / (loss) before tax	1,403	(359)		144
Income tax expense	(136)	(124)		(375)
Profit / (loss) for the period	1,267	(483)		(231)
Total comprehensive income / (loss)	1,267	(483)		(231)
Attributed to NCIs	75	(204)		(56)
Dividends paid to NCIs	95	80		116
Gain on intragroup transfer	1,262
OTA
Summarized income statement
Operating revenue	775	813		915
Operating expenses	(621)	(754)		(703)
Other (expenses) / income	(17)	(11)		(27)
Profit / (loss) before tax	137	48		185
Income tax expense	(36)	(47)		(49)
Profit / (loss) for the period	101	1		136
Total comprehensive income / (loss)	101	1		136
Attributed to NCIs	55	1		100
Dividends paid to NCIs	$ 69	$ 76		$ 82

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.